Financial instruments and risk management - Aging of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 29,128	$ 21,985
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	29,847	22,992
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	20,701	17,128
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	5,258	2,925
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,057	1,217
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	542	468
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	174	348
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,115	906
Credit loss impairment
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 719	$ 1,007